Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property and Equipment [Abstract]
Schedule of Property and Equipment, Stated at Cost Less Accumulated Depreciation

Property and equipment, stated at cost less accumulated depreciation, consisted of the following:

	As of December 31,
	2025	2024
Mechanical equipment	$6,250,038	$5,182,648
Leasehold improvements	303,418	-
Electronic equipment	76,359	36,360
Vehicles	350,738	342,950
Subtotal	6,980,553	5,561,958
Less: accumulated depreciation	(2,085,074)	(1,704,758)
Property and equipment, net	$4,895,479	$3,857,200